INVENTORIES, NET	12 Months Ended
Dec. 31, 2019
INVENTORIES, NET
INVENTORIES, NET

3. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Raw materials	191,242	275,583
Work in process	33,714	176,417
Finished goods	259,666	441,806
Inventories, net	484,622	893,806

During the years ended December 31, 2017, 2018 and 2019, the Group recorded a provision for the excess and obsolete inventories amounting to RMB2,449,  nil and RMB23,799 and wrote off nil,  nil and RMB17,739, respectively.